35. Management remuneration	12 Months Ended
Dec. 31, 2019
Management Remuneration [Abstract]
Management remuneration

35. Management remuneration

Key Management personnel includes the statutory officers and the Board of Directors. The compensation of key Management personnel for services rendered is shown below:

	2019	2018

Short-term benefits	22,524	23,556
Long-term benefits	900	3,351
Share-based payments remuneration	5,379	10,230
	28,803	37,137